5. Mineral property interests (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Capitalized mineral property acquisition Cost	$ 40,124	$ 37,714
Ann Mason [Member]
Capitalized mineral property acquisition Cost	39,208	36,853
Other [Member]
Capitalized mineral property acquisition Cost	$ 916	$ 861